Investments in Equity Securities (Details) - USD ($)							3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 20, 2023	Oct. 17, 2022	Sep. 15, 2022	Apr. 27, 2022	Apr. 14, 2021	Feb. 11, 2021	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2018
Debt and Equity Securities, FV-NI [Line Items]
Fair value							$ 1,414,000							$ 1,414,000		$ 330,000
Maturity date additional period				3 years
Voluntarily convert period				270 years
Converted shares (in Shares)		83,682						1,547,234	111,585	35,062	57,472	11,696	11,919
Common stock, par value (in Dollars per share)		$ 4.78					$ 0.001							$ 0.001		$ 0.001	$ 0.001	$ 0.001
Unrealized gain on conversion amount																$ 791,000
Unrealized gain (loss) on equity securities							$ 90,000.00			$ 200,000				$ 60,000.00	$ 1,300,000	$ 7,900,000	$ 57,100,000
Equity shares (in Shares)						40,000
Common Stock [Member]
Debt and Equity Securities, FV-NI [Line Items]
Converted shares (in Shares)							7,349,420	1,547,234			57,472					287,802	23,615
Sysorex [Member]
Debt and Equity Securities, FV-NI [Line Items]
Finance receivable, gross													$ 9,100,000
Sysorex [Member] | Common Stock [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity shares (in Shares)														13,000,000		13,000,000
Rights to acquire shares (in Shares)							3,000,000							3,000,000		3,000,000
FOXO Technologies Inc. [Member] | Common Stock [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity shares (in Shares)														4,500,000		800,000
FOXO Technologies Inc. [Member] | Convertible Notes Payable [Member]
Debt and Equity Securities, FV-NI [Line Items]
Convertible note percentage				10.00%
Aggregate principal amount				$ 6,050,000
Purchase price				$ 5,500,000
Accrued interest	10.00%			12.00%
Voluntarily convert period				270 days
Unrealized gain (loss) on equity securities																$ 57,100,000
Sysorex Settlement Agreement [Member] | Sysorex [Member]
Debt and Equity Securities, FV-NI [Line Items]
Stock received during period for debt settlement (in Shares)					12,972,189
Fair value																10,000.00	$ 1,800,000
Rights Letter Agreement [Member] | Sysorex [Member]
Debt and Equity Securities, FV-NI [Line Items]
Stock received during period for debt settlement (in Shares)					3,000,000
Fair Value, Inputs, Level 1 [Member] | FOXO Technologies Inc. [Member]
Debt and Equity Securities, FV-NI [Line Items]
Fair value																320,000	$ 0
Unrealized gain (loss) on equity securities							$ (100,000)			$ 0				$ 60,000.00		6,100,000
Common Class A [Member] | FOXO Technologies Inc. [Member]
Debt and Equity Securities, FV-NI [Line Items]
Converted shares (in Shares)	0.67		891,124
Common stock, par value (in Dollars per share)	$ 1		$ 0.0001
Unrealized gain on conversion amount														$ 1,100,000		800,000
Shares received (in Shares)	3,685,000
Purchase Agreement [Member] | Sysorex [Member]
Debt and Equity Securities, FV-NI [Line Items]
Aggregate maximum principal amount of note receivable																$ 10,000,000			$ 3,000,000